CONDENSED FINANCIAL STATEMENTS - PARENT COMPANY ONLY	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 19 - CONDENSED FINANCIAL STATEMENTS - PARENT COMPANY ONLY

Balance Sheets
	December 31,
	2012	2011
Assets
Cash - noninterest bearing	$660,890	$337,704
Investment in wholly owned subsidiaries	88,738,823	85,521,824
Other assets	2,864,629	2,755,040
Total Assets	$92,264,342	$88,614,568

Liabilities and Stockholders' Equity
Current liabilities	$845,081	$788,470
Guaranteed preferred beneficial interest in junior subordinated debentures	12,372,000	12,372,000
Total Liabilities	13,217,081	13,160,470

Stockholders' Equity
Preferred Stock - Series C	20,000,000	20,000,000
Common stock	30,524	30,266
Additional paid in capital	17,873,560	17,367,403
Retained earnings	41,986,633	38,712,194
Accumulated other comprehensive income	139,184	289,599
Unearned ESOP shares	(982,640)	(945,364)
Total Stockholders’ Equity	79,047,261	75,454,098

Total Liabilities and Stockholders’ Equity	$92,264,342	$88,614,568

Condensed Statements of Income

	Years Ended December 31,
	2012	2011
Interest and Dividend Income
Dividends from subsidiary	$2,300,000	$3,275,000
Interest income	93,180	33,307
Interest expense	337,810	316,576
Net Interest Income	2,055,370	2,991,731
Miscellaneous expenses	(608,104)	(703,332)
Income before income taxes and equity in undistributed net income of subsidiary	1,447,266	2,288,399
Federal and state income tax benefit	289,929	335,444
Equity in undistributed net income of subsidiary	3,252,719	537,621
Net Income	$4,989,914	$3,161,464
Preferred stock dividends	200,000	672,488
Net Income Available to Common Shareholders	$4,789,914	$2,488,976

Condensed Statements of Cash Flows
	Years Ended December 31,
	2012	2011
Cash Flows from Operating Activities
Net income	$4,989,914	$3,161,464
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of subsidiary	(3,252,719)	(537,621)
Stock based compensation	388,715	253,466
Increase in other assets	(89,610)	(301,185)
Deferred income tax benefit	(19,980)	(36,357)
Increase in current liabilities	56,611	108,595
Net Cash Provided by Operating Activities	2,072,931	2,648,362

Cash Flows from Financing Activities
Dividends paid	(1,421,571)	(1,932,099)
Proceeds from Small Business Lending Fund Preferred Stock	-	20,000,000
Redemption of Troubled Asset Relief Program Preferred Stock	-	(16,317,000)
Downstream of capital to subsidiary	(114,694)	(3,950,148)
Exercise of stock options	82,550	121,319
Net change in ESOP loan	(1,942)	(406,425)
Redemption of common stock	(294,088)	(409,965)
Net Cash Used in Financing Activities	(1,749,745)	(2,894,318)
Increase (Decrease) in Cash	323,186	(245,956)
Cash at Beginning of Year	337,704	583,660
Cash at End of Year	$660,890	$337,704